Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Mineral Properties, Plant and Equipment
10.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties	Plant and equipment	Pre- development assets	Construction in-progress	Other	Total

Cost

Balance – December 31, 2017	$72,592	$47,873	$44,194	$-	$223	$164,882
Acquisition of Mesquite (note 5(b))	27	43,167	-	-	-	43,194
Additions	308	2,285	-	123,124	38	125,755
Impairment	-	(4,448)	-	(206)	(13)	(4,667)
Transfers	-	-	(44,194)	44,194	-	-
Disposals	-	(9,270)	-	(570)	(89)	(9,929)
Change in reclamation cost asset	1,465	-	-	-	-	1,465
Balance – December 31, 2018	$74,392	$79,607	$-	$166,542	$159	$320,700
Additions	16,924	(6,641)	-	78,748	942	89,973
Transfers	55,318	133,694	-	(200,038)	1,089	(9,937)
Transfer from exploration and evaluation assets (note 9)	133,060	-	-	-	-	133,060
Disposals	-	(1,758)	-	-	(74)	(1,832)
Change in reclamation cost asset	6,080	-	-	-	-	6,080
Balance – December 31, 2019	$285,774	$204,902	$-	$45,252	$2,116	$538,044

Accumulated depreciation

Balance – December 31, 2017	$-	$1,167	$-	$-	$43	$1,210
Additions	326	4,135	-	-	87	4,548
Disposals	-	(1,939)	-	-	(30)	(1,969)
Balance – December 31, 2018	$326	$3,363	$-	$-	$100	$3,789
Additions	12,682	24,136	-	-	294	37,112
Disposals	-	(766)	-	-	(35)	(801)
Balance – December 31, 2019	$13,008	$26,733	$-	$-	$359	$40,100

Net book value:

At December 31, 2018	$74,066	$76,244	$-	$166,542	$59	$316,911

At December 31, 2019	$272,766	$178,169	$-	$45,252	$1,757	$497,944

During the year ended December 31, 2019, the Company capitalized $41.7 million (2018 – $121.7 million) of construction costs at Aurizona, which includes interest and accretion on the Aurizona project debt totaling $5.1 million (2018 – $6.5 million).
Pre-production
income of $5.6 million earned during the
ramp-up
of Aurizona was deducted from
construction-in-progress.
On commencement of commercial production at Aurizona on July 1, 2019, the Company transferred $195.3 million from construction-in-progress
to mineral properties ($53.5 million) and plant and equipment ($131.9 million). In addition, $9.9 million was transferred from construction-in-progress
to inventory. In September 2019, the Company recognized $11.3 million as a reduction to mineral properties, plant and equipment related to a recoverable credit for value-added taxes paid that was made available during Aurizona construction.
During the year ended December 31, 2019, the Company capitalized to construction-in-progress
$21.0 million of costs at Castle Mountain.
Certain of the Company’s mining properties are subject to royalty arrangements based on their net smelter returns (“NSR”s) or gross revenues. At December 31, 2019, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	0.5%-7% NSR
Aurizona	1.5% of gross sales; 3%-5% sliding scale NSR based on gold price
Castle Mountain	2.65% NSR